Investment Property (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investment Property
Balance, beginning of year	$ 36,908	$ 38,205
Change in fair value during the year	407	760
Disposals	(7)	(4,567)
Currency translation adjustments	(2,878)	2,510
Balance, end of year	$ 34,430	$ 36,908